Capital stock - Schedule of outstanding shares (Details) $ in Thousands			12 Months Ended
	Feb. 01, 2022 shares	Mar. 01, 2021 shares	Sep. 30, 2022 CAD ($) shares transaction	Sep. 30, 2021 CAD ($) shares
Reconciliation of number of shares outstanding [abstract]
Equity at beginning of period			$ 6,986,232	$ 7,264,160
Release of shares held in trusts			$ 0	$ 0
Issued upon exercise of stock options (in shares) | shares			941,059	1,290,919
Issued upon exercise of stock options			$ 41,687	$ 61,054
Purchased and held in trust			(70,303)	(31,404)
Equity at end of period			$ 7,272,724	$ 6,986,232
Capital stock
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares			245,617,035,000	259,636,581,000
Equity at beginning of period			$ 1,632,705	$ 1,761,873
Release of shares held in trusts (in shares) | shares			0	0
Release of shares held in trusts			$ 15,821	$ 7,150
Issued upon exercise of stock options (in shares) | shares			941,059,000	1,290,919,000
Issued upon exercise of stock options			$ 50,236	$ 73,827
Purchased and cancelled (in shares) | shares			(8,809,839,000)	(15,310,465,000)
Purchased and cancelled			$ (134,409)	$ (177,560)
Purchased and not cancelled (in shares) | shares			0	0
Purchased and not cancelled			$ (881)	$ (1,181)
Purchased and held in trust (in shares) | shares			0	0
Purchased and held in trust			$ (70,303)	$ (31,404)
Conversion of shares (in shares) | shares				0
Conversion of shares				$ 0
Ending balance (in shares) | shares			237,748,255,000	245,617,035,000
Equity at end of period			$ 1,493,169	$ 1,632,705
Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares			219,171,329,000	230,690,875,000
Equity at beginning of period			$ 1,595,811	$ 1,721,491
Release of shares held in trusts (in shares) | shares			0	0
Release of shares held in trusts			$ 15,821	$ 7,150
Issued upon exercise of stock options (in shares) | shares			941,059,000	1,290,919,000
Issued upon exercise of stock options			$ 50,236	$ 73,827
Purchased and cancelled (in shares) | shares			(8,809,839,000)	(15,310,465,000)
Purchased and cancelled			$ (134,409)	$ (177,560)
Purchased and not cancelled (in shares) | shares			0	0
Purchased and not cancelled			$ (881)	$ (1,181)
Purchased and held in trust (in shares) | shares			0	0
Purchased and held in trust			$ (70,303)	$ (31,404)
Conversion of shares (in shares) | shares		2,500,000		2,500,000,000
Conversion of shares				$ 3,488
Ending balance (in shares) | shares			211,302,549,000	219,171,329,000
Equity at end of period			$ 1,456,275	$ 1,595,811
Number of treasury shares purchased and cancelled, after the reporting period (in shares) | shares				150,000
Purchase and cancellation of treasury shares, after the reporting period				$ 1,181
Payments to acquire or redeem entity's shares and cancellation, after the reporting period				$ 16,402
Shares purchased (in shares) | shares			643,629	309,606
Capital stock | Class A subordinate voting shares | Major ordinary share transactions
Reconciliation of number of shares outstanding [abstract]
Number of treasury shares purchased and cancelled, after the reporting period (in shares) | shares			113,405
Purchase and cancellation of treasury shares, after the reporting period			$ 881
Payments to acquire or redeem entity's shares and cancellation, after the reporting period			$ 11,670
Capital stock | Class B multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares			26,445,706,000	28,945,706,000
Equity at beginning of period			$ 36,894	$ 40,382
Release of shares held in trusts (in shares) | shares			0	0
Release of shares held in trusts			$ 0	$ 0
Issued upon exercise of stock options (in shares) | shares			0	0
Issued upon exercise of stock options			$ 0	$ 0
Purchased and cancelled (in shares) | shares			0	0
Purchased and cancelled			$ 0	$ 0
Purchased and not cancelled (in shares) | shares			0	0
Purchased and not cancelled			$ 0	$ 0
Purchased and held in trust (in shares) | shares			0	0
Purchased and held in trust			$ 0	$ 0
Conversion of shares (in shares) | shares		2,500,000		(2,500,000,000)
Conversion of shares				$ (3,488)
Ending balance (in shares) | shares			26,445,706,000	26,445,706,000
Equity at end of period			$ 36,894	$ 36,894
Contributed surplus
Reconciliation of number of shares outstanding [abstract]
Equity at beginning of period			289,718	252,935
Release of shares held in trusts			(15,821)	(7,150)
Issued upon exercise of stock options			(8,549)	(12,773)
Equity at end of period			314,804	289,718
Contributed surplus | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Issued upon exercise of stock options			8,549	12,773
Retained earnings
Reconciliation of number of shares outstanding [abstract]
Equity at beginning of period			4,732,229	4,703,642
Equity at end of period			$ 5,425,005	$ 4,732,229
PSUs
Reconciliation of number of shares outstanding [abstract]
Release of shares held in trusts (in shares) | shares			237,294	119,108
PSUs | Capital stock
Reconciliation of number of shares outstanding [abstract]
Release of shares held in trusts (in shares) | shares			235,441	119,108
PSUs | Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Shares outstanding, held in trust (in shares) | shares			1,841,709	1,433,521
Normal Course Issuer Bid | Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares) | shares			(3,866,171)	(11,255,600)
Purchased and cancelled			$ (408,656)	$ (1,119,226)
Number of shares authorized for purchase and cancellation (in shares) | shares	18,781,981
Normal Course Issuer Bid | Retained earnings | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled			$ (378,340)	$ (1,030,437)
Normal Course Issuer Bid - Caisse de depot
Reconciliation of number of shares outstanding [abstract]
Number of transactions | transaction			2
Number of exemption order issued by the AMF | transaction			2
Normal Course Issuer Bid - Caisse de depot | Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares) | shares			(4,907,073)	(4,204,865)
Purchased and cancelled			$ (500,000)	$ (400,000)
Normal Course Issuer Bid - Caisse de depot | Retained earnings | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled			$ (395,026)	$ (310,048)